THE GOLD BULLION STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 29.9%
	COMMODITY - 0.7%
7,126	SPDR Gold Shares(a),(b)			$ 1,287,312

	FIXED INCOME - 29.2%
52,500	Blackrock Short Maturity Bond ETF			2,602,425
260,000	Invesco BulletShares 2022 Corporate Bond ETF			5,527,600
260,000	Invesco BulletShares 2023 Corporate Bond ETF			5,486,000
260,000	Invesco BulletShares 2024 Corporate Bond ETF			5,478,200
260,000	Invesco BulletShares 2025 Corporate Bond ETF			5,436,600
115,000	Invesco Ultra Short Duration ETF			5,730,450
105,000	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (f)			5,430,600
55,000	PIMCO Enhanced Short Maturity Active ETF (f)			5,508,800
190,000	SPDR Portfolio Short Term Corporate Bond ETF			5,724,700
90,000	SPDR SSgA Ultra Short-Term Bond ETF			3,602,700
				50,528,075

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,598,753)			51,815,387

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 14.5%
	AUTOMOTIVE — 0.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	956,133

	BANKING — 1.8%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	1,005,439
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	1,011,562
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	1,024,381
				3,041,382
	DIVERSIFIED INDUSTRIALS — 0.6%
1,000,000	General Electric Company	3.4500	05/15/24	1,008,141

	ELECTRIC UTILITIES — 1.1%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	1,018,685
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	961,003
				1,979,688

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.5% (Continued)
	ENTERTAINMENT CONTENT — 0.6%
1,000,000	Walt Disney Company	7.7500	01/20/24	$ 1,082,344

	GAS & WATER UTILITIES — 0.6%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	1,016,377

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	958,999
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	1,016,198
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	958,032
1,000,000	Intercontinental Exchange, Inc.	3.4500	09/21/23	1,011,916
				3,945,145
	MACHINERY — 0.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	993,630

	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	1,009,744

	OIL & GAS SERVICES & EQUIPMENT — 0.6%
1,000,000	Schlumberger Holdings Corporation (c)	3.7500	05/01/24	1,020,471

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
1,000,000	Welltower, Inc.	3.6250	03/15/24	1,011,791

	RETAIL - CONSUMER STAPLES — 0.6%
1,000,000	7-Eleven, Inc.(c)	0.8000	02/10/24	961,933

	SPECIALTY FINANCE — 0.6%
1,000,000	Capital One Financial Corporation	3.9000	01/29/24	1,016,749

	TECHNOLOGY HARDWARE — 1.1%
1,000,000	Apple, Inc. (f)	3.0000	02/09/24	1,013,151
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	971,910
				1,985,061

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.5% (Continued)
	TECHNOLOGY SERVICES — 0.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	$ 1,007,881

	TELECOMMUNICATIONS — 0.6%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	969,094

	TRANSPORTATION & LOGISTICS — 1.1%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	1,011,981
1,000,000	Union Pacific Corporation	3.6460	02/15/24	1,017,594
				2,029,575
	TOTAL CORPORATE BONDS (Cost $26,049,727)			25,035,139

	CERTIFICATE OF DEPOSIT — 5.1%
	AUTOMOTIVE - 0.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	961,508

	BANKING - 4.5%
1,000,000	Goldman Sachs Bank USA	1.8000	01/30/23	1,006,105
1,000,000	Greenstate Credit Union	0.5000	07/19/24	961,033
1,000,000	State Bank of India	0.6000	08/30/24	960,344
1,000,000	Synchrony Bank	0.6500	09/17/24	960,392
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	961,749
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	961,085
1,000,000	UBS Bank USA	0.5500	08/12/24	960,503
1,000,000	Wells Fargo National Bank West	1.9000	01/30/23	1,006,933
				7,778,144

	TOTAL CERTIFICATE OF DEPOSIT (Cost $8,997,616)			8,739,652

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 29.4%
	MONEY MARKET FUNDS - 29.4%
39,082,639	Fidelity Government Portfolio, Institutional Class, 0.11%(d)			$ 39,082,639
11,685,167	First American Government Obligations Fund, Class Z, 0.14%(b,d)			11,685,167
	TOTAL MONEY MARKET FUNDS (Cost $50,767,806)			50,767,806

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,767,806)			50,767,806

7,938,400	COLLATERAL FOR SECURITIES LOANED — 4.6% Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (d),(e) TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,938,400)			7,938,400

	TOTAL INVESTMENTS - 83.5% (Cost $146,352,302)			$ 144,296,384
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.5%			28,587,313
	NET ASSETS - 100.0%			$ 172,883,697

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (g)
874	COMEX Gold 100 Troy Ounces Futures(b)	06/28/2022	$ 169,695,840	$ (1,817,920)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is $1,982,404 or 1.1% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(e)	Security purchased with cash proceeds of securities lending collateral.
(f) (g)	All or a portion of the security is on loan. Total loaned securities had a value of $7,781,154 at March 31, 2022. Amount subject to commodity risk exposure.